Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan Disclosure [Line Items]
Defined contribution retirement plan, description	All employees over the age of 21 are eligible to participate in the plan on the first day of the month after completing three consecutive months of service
Employer contributions to the plan	$ 643	$ 505	$ 460
Defined contribution retirement plan, employer contribution percentage	3.00%
Minimum [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution retirement plan, employee eligible age to participate	21 years
Defined contribution retirement plan, employee eligible service period	3 months